SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 12. SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting”, the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

  Financial information about the Company's operating segments for the three and six months ended June 30, 2012 and 2011 are as follows:

Three Months Ended June 30,
	2012	2011

Air Industries Machining
Net Sales	$11,585,000	$10,645,000
Gross Profit	2,193,000	1,878,000
Pre Tax Income	1,098,000	946,000
Assets	27,159,000	28,099,000

Nassau Tool Works
Net Sales	513,000	-
Gross Profit	199,000	-
Pre Tax Income	154,000	-
Assets	13,366,000	-

Welding Metallurgy
Net Sales	3,142,000	2,478,000
Gross Profit	1,044,000	694,000
Pre Tax Income	266,000	205,000
Assets	8,746,000	7,365,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(836,000)	(635,000)
Assets	16,860,000	9,856,000

Consolidated
Net Sales	15,240,000	13,123,000
Gross Profit	3,436,000	2,572,000
Pre Tax Income	682,000	516,000
Provision for Taxes	363,000	25,000
Net Income	319,000	491,000
Elimination of Assets	(13,860,000)	(9,922,000)
Assets	52,271,000	35,398,000

Six Months Ended June 30,
	2012	2011

Air Industries Machining
Net Sales	$23,728,000	$20,738,000
Gross Profit	4,439,000	3,635,000
Pre Tax Income	2,294,000	1,698,000
Assets	27,159,000	28,099,000

Nassau Tool Works
Net Sales	513,000	-
Gross Profit	199,000	-
Pre Tax Income	154,000	-
Assets	13,366,000	-

Welding Metallurgy
Net Sales	7,037,000	4,985,000
Gross Profit	2,069,000	1,396,000
Pre Tax Income	854,000	592,000
Assets	8,746,000	7,365,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(1,515,000)	(1,405,000)
Assets	16,860,000	9,856,000

Consolidated
Net Sales	31,278,000	25,723,000
Gross Profit	6,707,000	5,031,000
Pre Tax Income	1,787,000	885,000
Provision for Taxes	648,000	25,000
Net Income	1,139,000	860,000
Elimination of Assets	(13,860,000)	(9,922,000)
Assets	52,271,000	35,398,000

Note 16. SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting”, the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company is operating in two segments. As discussed above, Sigma was discontinued in October 2008.  Financial information about the Company's operating segments for the year ended December 31, 2011 and 2010 are as follows:

Year Ended December 31,
	2011	2010

Air Industries Machining
Net Sales	$42,668,000	$40,477,000
Gross Profit	8,013,000	5,487,000
Pre Tax Income	3,527,000	376,000
Assets	27,735,000	29,077,000

Sigma Metals
Income From Discontinued Operations	-	342,000
Assets Held for Sale	-	-

Welding Metallurgy
Net Sales	11,077,000	8,124,000
Gross Profit	2,915,000	1,980,000
Pre Tax Income	1,288,000	1,005,000
Assets	8,028,000	6,047,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(2,511,000)	(4,632,000)
Assets	7,883,000	8,937,000

Consolidated
Net Sales	53,745,000	48,601,000
Gross Profit	10,928,000	7,467,000
Income from Discontinued Ops	-	342,000
Pre Tax Income (Loss)	2,304,000	(3,251,000)
Provision for Taxes	57,000	-
Net Income (Loss)	2,247,000	(2,909,000)
Elimination of Assets	(6,665,000)	(9,677,000)
Assets	36,981,000	34,384,000